Share-based compensation - Share option activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation
Weighted average remaining contractual life years	2 years 8 months 8 days	3 years 3 months 21 days	4 years 3 months 10 days	5 years 3 months 7 days
Weighted average remaining contractual life years, Vested and expected to vest	2 years 8 months 8 days	3 years 8 months 23 days	5 years 1 month 2 days
Weighted average remaining contractual life years, Exercisable to vest	2 years 8 months 8 days	3 years 8 months 23 days	5 years 1 month 2 days
Aggregate intrinsic value	$ 17	$ 1,601	$ 4,578	$ 1,807
Aggregate intrinsic value, Vested and expected to vest	17	1,601	5,215
Aggregate intrinsic value, Exercisable to vest	$ 17	$ 1,601	$ 5,213
Number of Share options , Beginning balance	314,314	432,102	667,867
Number of Share options, Exercised	(25,341)	(117,788)	(235,765)
Number of Share options, Forfeited	(14,143)
Number of Share options, Ending balance	274,830	314,314	432,102	667,867
Number of Share options, Vested and expected to vest	273,392	312,876	430,569
Number of Share options, Exercisable to vest	274,720	314,204	431,245
Weighted average exercise price, Beginning balance	$ 12.41	$ 10.56	$ 8.16
Weighted average exercise price, Exercised	2.69	5.61	3.75
Weighted average exercise price, Forfeited	19.95
Weighted average exercise price, Ending balance	12.92	12.41	10.56	$ 8.16
Weighted average exercise price, Vested and expected to vest	4.33	4.90	5.10
Weighted average exercise price, Exercisable to vest	4.39	4.95	5.13
Weighted average grant date fair value, Vested and expected to vest	15.37	15.25	14.51
Weighted average grant date fair value, Exercisable to vest	$ 15.35	$ 15.23	$ 14.50